Long-Term Debt And Note Payable To Bank (Narrative) (Details) (USD $)	2 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2013	Aug. 29, 2013	Oct. 31, 2013	Aug. 30, 2013	Oct. 31, 2012
Debt Instrument [Line Items]
Aggregate maturities of long-term debt in 2014	$ 258,628		$ 258,628
Aggregate maturities of long-term debt in 2015	2,769,995		2,769,995
Aggregate maturities of long-term debt in 2016	280,997		280,997
Aggregate maturities of long-term debt in 2017	294,212		294,212
Aggregate maturities of long-term debt in 2018	6,651,838		6,651,838
Commercial Loan [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage		3.00%
Maximum borrowing capacity		6,000,000.0		9,000,000.0
Debt instrument, description of variable rate basis			LIBOR
Debt instrument, basis spread on variable rate	2.20%	2.00%
Effective interest	2.40%		2.40%
Debt instrument, maturity date			Aug. 31, 2015
Line of credit facility, maximum amount outstanding during period			9,000,000.0
Debt instrument, interest rate, stated percentage rate range, maximum		3.00%
Line of credit facility, amount outstanding	2,500,000		2,500,000		1,000,000
Line of credit facility, remaining borrowing capacity	6,500,000		6,500,000		5,000,000
Certain Receivables [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity, percentage of related category used for calculation			85.00%
Certain Foreign Receivables [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum amount outstanding during period			$ 1,000,000.0
Line of credit facility, maximum borrowing capacity, percentage of related category used for calculation			35.00%
Certain Raw Materials of Inventory [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity, percentage of related category used for calculation			25.00%
Virginia Real Estate Loan [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	4.25%		4.25%		4.25%
Debt instrument, maturity date			Apr. 30, 2018
North Carolina Real Estate Loan [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	4.25%		4.25%		4.25%
Debt instrument, maturity date			Apr. 30, 2018